Reinsurance and Indemnification - Life and annuity reinsurance recoverables (Details) - Allstate Financial	12 Months Ended
Dec. 31, 2018 reinsurer
Reinsurance Retention Policy [Line Items]
Percent of morbidity risk ceded for term-life insurance policies	90.00%
Number of unaffiliated reinsurers	14